INTANGIBLE ASSETS and GOODWILL (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of Intangible Assets and Goodwill
	Customer Relationship	Software under development	Goodwill	Sub-total
	USD	USD	USD	USD
Cost
Balance at December 31, 2023 and 2024	-	-	-	-
Additions from business combinations	3,623,497	-	11,360,003	14,983,400
Additions from asset acquisition	-	5,760,000	-	5,760,000
Effect of movements in exchange rates	98,229	-	-	98,229
Balance at December 31, 2025	3,721,726	5,760,000	11,360,003	20,841,729

Accumulated Amortization
Balance at December 31, 2023 and 2024	-	-	-	-
Additions	239,231	-	-	239,231
Effect of movements in exchange rates	5,238	-	-	5,238
Balance at December 31, 2025	244,469	-	-	244,469

Accumulated Impairment
Balance at December 31, 2023 and 2024	-	-	-	-
Addition	-	4,063,000	5,551,429	9,614,429
Effect of movements in exchange rates	-	-	-	-
Balance at December 31, 2025	-	4,063,000	5,551,429	9,614,429

Carrying amounts
At December 31, 2024	-	-	-	-
At December 31, 2025	3,477,257	1,697,000	5,808,574	10,982,831

Schedule of Impairment Testing Goodwill

For the purpose of impairment testing, goodwill has been allocated to the Group’s CGUs as follows

	December 31, 2025	December 31, 2024
CGUs	USD	USD
Transocean	5,551,429	-
YYC HK	2,260,054	-
YYC TH	2,166,835	-
PFS	644,292	-
	10,622,610	-
Multiple units without significant goodwill	737,393	-
	11,360,003	-

Impairment of goodwill - Transocean	(5,551,429)	-
	5,808,574	-

Schedule of Key Assumptions Used Estimation

The key assumptions used in the estimation of the recoverable amount are set out below. The values assigned to the key assumptions represent management’s assessment of future trends in the relevant industries and have been based on historical data from both external and internal sources.

In percent	December 31, 2025
Discount rate	17.64
Budgeted revenue growth rate (average of next five years)	70.03
Terminal value growth rate	1.70
Change required for carrying amount to equal recoverable amount
In percent	December 31, 2025
Discount rate	1.53
Budgeted revenue growth rate (average of next five years)	(4.93)
In percent	December 31, 2025
Discount rate	18.40
Budgeted revenue growth rate (average of next five years)	103.90
Terminal value growth rate	1.90
Change required for carrying amount to equal recoverable amount
In percent	December 31, 2025
Discount rate	0.35
Budgeted revenue growth rate (average of next five years)	(2.06)
In percent	December 31, 2025
Discount rate	15.50
Budgeted revenue growth rate (average of next five years)	3.60
Terminal value growth rate	1.60
Change required for carrying amount to equal recoverable amount
In percent	December 31, 2025
Discount rate	23.46
Budgeted revenue growth rate (average of next five years)	(25.13)